Short-term borrowings - Short-term borrowings interest payable on monthly or quarterly basis and principal due upon maturity or installments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term borrowings
Principal amount	¥ 13,000	$ 1,789	¥ 15,687
Loan 1 | Jiangsu Bank
Short-term borrowings
Maturity date	Sep. 08, 2024
Principal amount	¥ 2,000
Interest rate per annum	4.40%	4.40%
Name of bank	Jiangsu Bank
Loan 2 | China Minsheng Bank
Short-term borrowings
Maturity date	Oct. 30, 2024
Principal amount	¥ 3,000
Interest rate per annum	4.00%	4.00%
Name of bank	China Minsheng Bank
Loan 3 | Bank of China
Short-term borrowings
Maturity date	Jul. 07, 2024
Principal amount	¥ 1,000
Interest rate per annum	3.70%	3.70%
Name of bank	Bank of China
Loan 4 | Beijing Bank
Short-term borrowings
Maturity date	Jun. 14, 2025
Principal amount	¥ 2,000
Interest rate per annum	4.15%	4.15%
Name of bank	Beijing Bank
Loan 5 | Industrial and Commercial Bank of China
Short-term borrowings
Maturity date	Jun. 14, 2025
Principal amount	¥ 5,000
Interest rate per annum	3.45%	3.45%
Name of bank	Industrial and Commercial Bank of China